PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	34,461	34,853	34,853
Temporary Equity, Carrying Amount, Attributable to Parent	$ 3,446,113	$ 3,485,313	$ 3,485,313
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms	the Company had a total of	the Company had a total of 34,853 shares of Series C Preferred Stock outstanding with a fair value of $3,485,313, and a stated face value of one hundred dollars ($100) per share which are convertible into shares of fully paid and non-assessable shares of common stock of the Company.
Temporary Equity, Shares Outstanding	34,461	34,853
Temporary Equity, Carrying Amount, Attributable to Parent	$ 3,446,113	$ 3,485,313
Preferred stock stated value	$ 100
Preferred Stock, Convertible, Conversion Price	$ 0.0014	$ 0.0014